TABLE OF CONTENTS

Investment Objective, Principal Risks and Fund Performance
JIC INSTITUTIONAL BOND FUND I
JIC INSTITUTIONAL BOND FUND II
JIC INSTITUTIONAL BOND FUND III
Other Information about Investments
GENERAL INFORMATION
COSTS OF INVESTING IN THE FUND
How to Buy, Sell or Exchange Shares in the Fund
HOW TO BUY SHARES
HOW TO SELL SHARES
HOW TO EXCHANGE SHARES
SHARE PRICE CALCULATION
DIVIDENDS AND DISTRIBUTIONS
TAXES
MANAGEMENT OF THE FUNDS
Financial Highlights
PRIVACY POLICY
SERVICE PROVIDERS
OTHER SOURCES OF INFORMATION
EX-99-23.a.iv-Amendment to Declaration Trust
EX-99-23.d.vii-Management Agreement
EX-99-23.i.i-Opinion Letter
EX-99-23.j-Consent of Independent Accountants

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective No. 14	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /

Amendment No. 15	/ X /

(Check appropriate box or boxes)

JOHNSON MUTUAL FUNDS TRUST- File Nos. 33-52970 and 811-7254
3777 West Fork Road, Cincinnati, Ohio 45247
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 661-3100
Dianna J. Rosenberger, 3777 West Fork Road, Cincinnati, Ohio 45247
(Name and Address of Agent for Service)

With copy to:
Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)

/ X /	on April 30, 2001 pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a)(1)

/ /	on (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a)(2)

/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	April 30, 2001

JOHNSON
Mutual Funds

Prospectus dated April 30, 2001

• JIC Institutional Bond Fund I
• JIC Institutional Bond Fund II
• JIC Institutional Bond Fund III

Johnson Mutual Funds Trust 3777 West Fork Road Cincinnati, OH 45247 (513) 661-3100 (800) 541-0170 FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Investment Objective, Principal Risks and Fund Performance

JIC Institutional Bond Fund I	1

JIC Institutional Bond Fund II	2

JIC Institutional Bond Fund III	3

Other Information about Investments

General	4

Cost of Investing in the Fund	4

How to Buy, Sell or Exchange Shares in the Fund

How to Buy Shares	5

How to Sell Shares	6

How to Exchange Shares	7

Share Price Calculation	7

Dividends and Distributions	7

Taxes	8

Management of the Funds	8

Financial Highlights	9

Privacy Policy	10

Service Providers	11

Other Sources of Information	11

JIC INSTITUTIONAL BOND FUND I

Investment Objective

      The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

      The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, mortgage-backed securities, collaterized mortgage obligations, domestic corporate and government securities, and short term obligations such as commercial paper and repurchase agreements. The Fund will maintain a dollar weighted average maturity between 1 and 3 years and invest in no bond with a maturity longer than 5 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund

•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.

•	Credit risk is the risk that the issuer of the fixed income security may not be able to make interest and principal payments when due.

•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

•	Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

•	long term investors seeking a fund with an income and capital preservation strategy

•	investors seeking a fund with risk, return and income commensurate with 1 to 3 year bonds

•	investors seeking to diversify their holdings with bonds and other fixed income securities

•	investors willing to accept price fluctuations in their investments

•	investors with a $1 million initial investment.

Bar Chart and Performance

      The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations. The Fund’s annual performance will be compared to the Merrill Lynch 1-3 Year Government/ Corporate Index.

JIC INSTITUTIONAL BOND FUND II

Investment Objective

      The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

      The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, mortgage-backed securities, collaterized mortgage obligations, and domestic corporate and government securities. The Fund will maintain a dollar weighted average maturity between 3 and 5 years and invest in no bond with a maturity longer than 10 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund

•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.

•	Credit risk is the risk that the issuer of the fixed income security may not be able to make interest and principal payments when due.

•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

•	Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

•	long term investors seeking a fund with an income and capital preservation strategy

•	investors seeking a fund with risk, return and income commensurate with 3 to 5 year bonds

•	investors seeking to diversify their holdings with bonds and other fixed income securities

•	investors willing to accept price fluctuations in their investments

•	investors with a $5 million initial investment.

Bar Chart and Performance

      The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations. The Fund’s annual performance will be compared to the Merrill Lynch 3-5 Year Government/Corporate Index.

JIC INSTITUTIONAL BOND FUND III

Investment Objective

      The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

      The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 5 to 7 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, mortgage-backed securities, collaterized mortgage obligations, and domestic corporate and government securities. The Fund will maintain a dollar weighted average maturity between 5 and 7 years and invest in no bond with a maturity longer than 15 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks of Investing in the Fund

•	Interest rate risk is the risk that the value of your investment may decrease when interest rates rise.

•	Credit risk is the risk that the issuer of the fixed income security may not be able to make interest and principal payments when due.

•	Prepayment risk is the risk that the value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

•	Specific maturity risk is the risk that the specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

•	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

•	long term investors seeking a fund with an income and capital preservation strategy

•	investors seeking a fund with risk, return and income commensurate with 5 to 7 year bonds

•	investors seeking to diversify their holdings with bonds and other fixed income securities

•	investors willing to accept price fluctuations in their investments

•	investors with a $5 million initial investment.

Bar Chart and Performance

      The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations. The Fund’s annual performance will be compared to the Merrill Lynch 5-7 Year Government/Corporate Index.

GENERAL INFORMATION

      From time to time, any JIC Institutional Bond Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at anytime to maintain liquidity or pending selection of investments in accordance with its policies.

      The investment objective and strategies of any Fund may be changed without shareholder approval.

COSTS OF INVESTING IN THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shareholder Fees

(fees paid directly from your investment)

Maximum Front End Load	None	None	None

Deferred Load	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

Management Fees	0.30%	0.30%	0.30%

12b-1 Fees	None	None	None

Total Annual Fund Operating Expenses	0.30%	0.30%	0.30%

      Example:

      The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost are estimated to be:

	1 year	3 years

JIC Institutional Bond Fund I	$31	$97

JIC Institutional Bond Fund II	$31	$97

JIC Institutional Bond Fund III	$31	$97

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUND

      The Funds and their transfer agent, Johnson Financial, Inc., can be contacted at the same mailing address and telephone numbers. If you need additional information on how to buy, sell or exchange shares in the Fund, please contact:

Funds:
Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 or (800) 541-0170
FAX: (513) 661-4901

Transfer Agent:
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 or (800) 541-0170
FAX: (513) 661-4901

HOW TO BUY SHARES

Initial Purchase

      The minimum initial investment for JIC Institutional Bond Fund I is $1 million. The minimum initial investment for JIC Institutional Bond Fund II is $5 million, and the minimum initial investment for JIC Institutional Bond Fund III is $5 million.

      By Mail — You may purchase shares of any Fund by following these steps:

•	Complete and sign an application;

•	Draft a check made payable to: Johnson Mutual Funds;

•	Identify on the check and on the application the Fund(s) in which you would like to invest;

•	Mail the application, check and any letter of instruction to the Transfer Agent.

      By Wire — You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank.

      You may purchase shares of any JIC Institutional Bond Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account and obtain an account number. Your bank must then wire the specified amount according to the following instructions:

The Provident Bank/Cincinnati
Johnson Mutual Funds
ABA #042000424
Account #0198-483
For Further Credit to: Johnson Mutual Funds
Shareholder Account Name: ___________________
Shareholder Account Number: __________

Additional Purchases

      You may buy additional shares of a JIC Institutional Bond Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each fund. Each additional purchase request must contain:

•	Name of your account(s);

•	Account number(s);

•	Name of the JIC Institutional Bond Fund(s) in which you wish to invest.

      Checks should be made payable to “Johnson Mutual Funds” and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

Other Purchase Information

      The JIC Institutional Bond Funds may limit the amount of purchases and reject any purchase request in whole or in part. If your check or wire does not clear, you will be responsible for any loss incurred. Each JIC Institutional Bond Fund may sell other shares you own as reimbursement for any loss incurred.

      Each of the JIC Institutional Bond Funds, or the designated officer or officers of the Johnson Mutual Funds Trust, may waive the stated minimum initial investment amount on any of the JIC Institutional Bond Funds at its sole discretion.

HOW TO SELL SHARES

      You may sell shares in a JIC Institutional Bond Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

•	Letter of instruction;

•	Fund name;

•	Account number(s);

•	Account name(s);

•	Dollar amount or the number of shares you wish to sell.

      All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for withdrawal.

      The Funds may require that a bank or a member firm of a national securities exchange guarantee signatures on redemption requests. Signature guarantees are for the protection of shareholders. At the discretion of any JIC Institutional Bond Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

      By Telephone — Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the New York Stock Exchange is open by calling the Transfer Agent before 4:00 p.m. Eastern Time. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account.

      By using the telephone redemption and exchange privileges, a shareholder authorizes the Funds to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

      Additional Information — Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the ^waiting period.

      When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

      Because the JIC Institutional Bond Funds incur certain fixed costs in maintaining shareholder accounts, each JIC Institutional Bond Fund may require any shareholder to sell all of his or her shares in the JIC Institutional Bond Fund on 30 days’ written notice if the value of his or her shares in the JIC Institutional Bond Fund is less than $500,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period. Each share of each JIC Institutional Bond Fund is subject to a sale at any time if the Board of Trustees determines in its sole discretion that failure to sell may have materially adverse consequences to all or any of the shareholders of the Trust.

HOW TO EXCHANGE SHARES

      As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund in which you are making the exchange. You may make an exchange by telephone or by written request.

      By Telephone — Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See “How to Sell Shares.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

SHARE PRICE CALCULATION

      The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Stock Exchange is closed on weekends, most Federal holidays and Good Friday. The net asset value per share of each Fund will fluctuate.

      Requests to purchase, exchange and redeem shares are processed at the NAV calculated after the Transfer Agent receives your order in the form described above in the applicable section. The Funds’ assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

DIVIDENDS AND DISTRIBUTIONS

      Each JIC Institutional Bond Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. Each JIC Institutional Bond Fund intends to distribute its capital gains once a year, at year-end.

      Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

      In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution.

      Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

      Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, the Funds will be required to withhold and remit to the IRS 31% of the dividends, distributions and sales proceeds payable to the shareholder. The Funds may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

MANAGEMENT OF THE FUNDS

      Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (“Johnson”) serves as investment adviser to the Funds. In this capacity, Johnson Investment Counsel, Inc. is responsible for the selection and on going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson Investment Counsel, Inc. is a Cincinnati-based company that has grown, since its inception in 1965, to become the largest independent investment advisory firm in the Cincinnati area. As of March 1, 2001 Johnson Investment Counsel, Inc. has over $2.8 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson Investment Counsel, Inc. solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products. An investment committee of Johnson Investment Counsel, Inc. is responsible for the investment decisions and the day-to-day management of the Funds. Each of the JIC Institutional Bond Funds is authorized to pay the Investment Adviser, Johnson Investment Counsel, Inc., an annual management fee equal to 0.30% of its average daily net assets.

Financial Highlights

      The financial highlights table is intended to help you understand each Fund’s financial results. Certain information reflects financial results for a single Fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA’s., whose report, along with each Funds’ financial statements, are included in the Funds’ annual report, which is available upon request and without charge.

											Ratio of	Ratio of
						Distributions				Net	Expenses	Net
	Begin-	Net	Net		Distributions	from		NAV		Assets	to	Income to	Portfolio
	ning	Investment	Gains	Total	from	Capital	Total	end of	Total	end of	Avg Net	Avg Net	Turnover
	NAV	Income	(Losses)	Operations	Dividends	Gains	Distributions	period	Return	period	Assets	Assets	Rate
	$	$	$	$	$	$	$	$	%	$ millions	%	%	%

JIC Institutional
Bond Fund I

2000	15.00	0.27	0.21	0.48	(0.27)	0.00	(0.27)	15.21	3.23	49.43	0.30	6.88	4.04

JIC Institutional
Bond Fund II

2000	15.00	0.27	0.40	0.67	(0.27)	0.00	(0.27)	15.40	4.49	48.02	0.30	6.77	0.51

JIC Institutional
Bond Fund III

2000	15.00	0.28	0.42	0.70	(0.28)	0.00	(0.28)	15.42	4.72	43.41	0.30	7.09	2.79

PRIVACY POLICY

      The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

      Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

      Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SERVICE PROVIDERS

Investment Adviser Johnson Investment Counsel, Inc. 3777 West Fork Road Cincinnati, Ohio 45247	Transfer Agent Johnson Financial, Inc. 3777 West Fork Road Cincinnati, Ohio 45247

Auditors McCurdy & Associates CPA’s, Inc. 27955 Clemens Road Westlake, Ohio 44145	Custodian The Provident Bank Three East Fourth Street Cincinnati, Ohio 45202

Legal Counsel Brown, Cummins & Brown, Co. LPAs 3500 Carew Tower 441 Vine Street Cincinnati, OH 45202

OTHER SOURCES OF INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Shareholder reports contain management’s discussion of market conditions, investment strategies and performance results as of the Funds’ latest annual fiscal year end.

      Call the Funds at 513-661-3100 or 800-541-0170 or visit our web-site at www.johnsoninv.com to request free copies of the SAI and the Funds’ annual report, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-7254

JOHNSON
Mutual Funds

Statement of Additional Information dated April 30, 2001

•  JIC Institutional Bond Fund I
•  JIC Institutional Bond Fund II
•  JIC Institutional Bond Fund III

Johnson Mutual Funds Trust
3777 West Fork Road Cincinnati, OH 45247 (513) 661-3100 (800) 541-0170 FAX (513) 661-4901

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the JIC Institutional Bond Funds dated April 30, 2001. A free copy of the Prospectus can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, or by calling the Trust at (513) 661-3100 or (800) 541-0170.

DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of eight series have been authorized, three of which are the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II and JIC Institutional Bond Fund III (the “Funds”). The Funds were established on August 31, 2000.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Each of the Funds, at its discretion and with shareholder consent, may use securities from a Fund’s portfolio to pay you for your shares, provided that the Adviser deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event and you may incur certain transaction costs relating to the transfer. Contact the Funds for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

A. Quality Ratings. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will invest no more than 10% of its assets in securities rated BBB by S&P and Baa by Moody’s. If the rating of a security by S&P or Moody’s drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will hold more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

B. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

C. Fixed Income Securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-

backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association, (FNMA) are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

E. Mortgage-Backed Securities. Mortgage-Backed Securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in mortgage-backed securities issued by entities other than government agencies.

F. Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in CMOs issued by entities other than government agencies.

G. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

(1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

(3) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

H. Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 30% of its net assets in asset-backed or receivable-backed securities.

I. Restricted Securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 5% of its net assets in restricted securities.

J. Foreign Securities. The Funds may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment grade domestic securities. Neither Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 15% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

K. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

L. When Issued Securities and Forward Commitments. Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Funds will not invest more than 25% of their respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund’s share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.

6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. A Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

i. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.

ii. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

iii. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

iv. Short Sales. The Funds will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

v. Futures and Options. The Funds will not purchase or sell puts, calls, options or straddles.

vi. Illiquid Investments. A Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

vii. Issuers. No Fund will invest more than 5% of its total assets in any one issuer other than the U.S. government, its agencies or instrumentalities, or any money market fund.

viii. Non-dollar denominated securities. The Funds will only purchase dollar denominated investments.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME (AGE)	POSITIONS HELD	PRINCIPAL OCCUPATIONS

Timothy E. Johnson (58)	President and Trustee	President and a Director of Johnson Investment
3777 West Fork Road		Counsel, Inc., the Trust’s Adviser and
Cincinnati, Ohio 45247		Professor of Finance at the University of Cincinnati. President and Director of Johnson Financial, Inc. (a) a financial service company.

John W. Craig (67)	Trustee	Retired director of Corporate Affairs at
3784 Brighton Manor Lane		R.A. Jones & Co., Inc. a manufacturing and
Cincinnati, Ohio 45208		packaging company, and the Chairman and Chief Executive Officer of CP&I, Inc., a real estate property development and management company.

Ronald H. McSwain (58)	Trustee	President of McSwain Carpets, Inc. and a
765 Hedgerow Lane		partner of P&R Realty, a real estate
Cincinnati, Ohio 45246		development partnership.

Kenneth S. Shull (71)	Trustee	Retired plant engineer at The Procter &
2145 Bluebell Drive		Gamble Company.
Cincinnati, Ohio 45224

Dale H. Coates (42)	Vice President	Portfolio Manager of the Trust’s Adviser.
3777 West Fork Road
Cincinnati, Ohio 45247

Richard T. Miller (55)	Vice President	Portfolio Manager of the Trust’s Adviser.
3777 West Fork Road
Cincinnati, Ohio 45247

Dianna J. Rosenberger (36)	Chief Financial Officer	Portfolio Manager of the Trust’s Adviser.
3777 West Fork Road	and Treasurer	Chief Operating Officer of Johnson Financial,
Cincinnati, Ohio 45247		Inc. (a)

David C. Tedford (47)	Secretary	Office Administrator of the Trust’s Adviser.
3777 West Fork Road
Cincinnati, Ohio 45247

(a) Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser.

The compensation paid to the Trustees of the Trust for the year ended December 31, 2000 is set forth in the following table

Total Compensation
From Trust (the Trust is
NAME	not in a Fund Complex) (1)

Timothy E. Johnson	$0
John W. Craig	$5,500
Ronald H. McSwain	$5,500
Kenneth S. Shull	$5,500

(1) Trustee fees are Trust expenses. However, because the management agreement obligates the Adviser to pay all of the operating expenses of the Trust (with limited exceptions), the Adviser makes the actual payment.

As of March 31, 2001, the following persons may be deemed to beneficially own five percent (5%) or more of the outstanding shares of each of the Funds:

JIC Institutional Bond Fund I:
The Covie and Company, 5101 N Francisco Ave., Chicago, IL 60625: 100%.

JIC Institutional Bond Fund II:
The Covie and Company, 5101 N Francisco Ave., Chicago, IL 60625: 100%.

JIC Institutional Bond Fund III:
The Covie and Company, 5101 N Francisco Ave., Chicago, IL 60625: 100%.

Shareholder Rights

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940.

THE INVESTMENT ADVISER

The Trust’s investment adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the Adviser due to his ownership of its shares and his position as the President and a director of the Adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the Management Agreement, the Adviser manages the Funds’ investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), 12b-1 fees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds’ expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.30% of the average daily net assets of the Fund.

For the year ended December 31, 2000, the following advisory fees were paid:

2000

JIC Institutional Bond Fund I	$33,562

JIC Institutional Bond Fund II	$31,321

JIC Institutional Bond Fund III	$31,463

The Adviser retains the right to use the name “Johnson” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Johnson” automatically ceases thirty days after termination of the Management Agreement and may be withdrawn by the Adviser on thirty days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules: (1) All client accounts would have their entire order filled or receive no shares at all, unless the account’s purchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable. (2) The orders would be filled beginning with the account least invested in that security type, relative to its goal, and proceed through the list with the last order filled for the account most invested in that security type, relative to its goal. Based on rule 1, some accounts may be skipped to meet the exact number of shares purchased. For the sale of a security, the orders would be filled beginning with the most fully invested account moving to the least fully invested.

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund are determined as of the close of trading of the New York Stock Exchange (4:00 P.M., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially effect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

TAXES

Each Fund has qualified, and intends to continue to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, no Fund will be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to shareholders. Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (31%) of the dividend income and capital gains distributions of any account unless the shareholder provides a taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

INVESTMENT PERFORMANCE

Each Fund may periodically advertise “average annual total return.” The “total return” of a Fund refers to the dividends and distributions generated by an investment in the Fund plus the change in the value of the investment from the beginning of the period to the end of the period. The “average annual total return” of a Fund refers to the rate of total return for each year of the period which would be equivalent to the cumulative total return for the period.

“Average annual total return,” as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of a Fund’s most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:
P	=	a hypothetical $1,000 initial investment

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

Yield = 2[(a-b/cd+)6-1]

Where:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of pricipal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The JIC Institutional Bond Fund I’s yield for the 30-day period ended December 31, 2000 was 6.47%. The JIC Institutional Bond Fund II’s yield for the 30-day period ended December 31, 2000 was 6.35%. The JIC Institutional Bond Fund III’s yield for the 30-day period ended December 31, 2000 was 6.49%.

Each Fund’s investment performance will vary depending upon market conditions, the composition of each Fund’s portfolio and operating expenses of each Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund’s performance to those of other investment companies or investment vehicles. The risks associated with each Fund’s investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period

August 31, 2000 through December 31, 2000 and for the fiscal year ended December 31, 2000, the JIC Institutional Bond Fund I’s average annual total returns was 3.23%. For the period August 31, 2000 through December 31, 2000 and for the fiscal year ended December 31, 2000, the JIC Institutional Bond Fund II’s average annual total returns was 4.49%. For the period August 31, 2000 through December 31, 2000 and for the fiscal year ended December 31, 2000, the JIC Institutional Bond Fund III’s average annual total returns was 4.72%.

Each Fund may also periodically advertise its total return and cumulative total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund’s shares) as of the end of a specified period. The “total return” and “cumulative total return” for each Fund are calculated as indicated above for “total return.”

Each Fund may each periodically advertise its yield for a thirty-day or one month period. The “yield” of a Fund refers to the income generated by an investment in the Fund over the period, calculated on a per share basis (using the net asset value per share on the last day of the period and the average number of shares outstanding during the period). A Fund’s yield quotation will always be accompanied by the Fund’s average annual total return information described above.

A Fund’s investment performance will vary depending upon market conditions, the composition of the Fund’s portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund’s performance to those of other investment companies or investment vehicles. The risks associated with the Fund’s investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the appropriate Fund or considered to be representative of the fixed income securities market in general.

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II and JIC Institutional Bond Fund III will use the Merrill Lynch 1-3 Year Government/Corporate Bond Index, the Merrill Lynch 3-5 Year Government/Corporate Bond Index and the Merrill Lynch 5-7 Year Government/Corporate Bond Index, respectively. The Merrill Lynch Government/Corporate Bond Indices measure the price, income and total return of a group of fixed income securities maturing in one to three years, three to five years, and five to seven years, respectively. The indices contain all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), all publicly traded debt of agencies of the U.S. Government, quasi-federal corporations and corporate debt guaranteed by the U.S. Government, and all public, fixed rate, non-convertible, investment grade, domestic corporate debt. The Index does not include mortgage-backed securities or collateralized mortgage obligations.

All Funds may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Morningstar or Lipper Analytical Services). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Performance rankings and ratings reported periodically in national financial publications such as Barron’s may also be used. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. The Trust’s annual report contains additional performance information that will be made available upon request and without charge.

The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Yields and rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any yield rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder’s shares, when sold, may be worth more or less than the shareholder’s original investment.

CUSTODIAN

The Provident Bank, One East Fourth Street, Cincinnati, Ohio is the current custodian of the Funds’ investments. The Custodian acts as each Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Fund’s transfer agent. A Trustee and four officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, for the fiscal years ended December 31, 1998, 1999, and 2000, JFI received from the Adviser (not the Funds) an annual fee of $18,000, $18,000, and $30,000, respectively.

In addition, JFI provides fund accounting services to each Fund, including maintaining each Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, for the fiscal years ended December 31, 1998, 1999, and 2000, JFI received from the Adviser (not the Funds) an annual fee of $18,000, $18,000, and $18,000, respectively.

JFI also provides the Fund with administrative services to each Fund and the Trust including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, for the fiscal years ended December 31, 1998, 1999, and 2000, JFI received from the Adviser (not the Funds) an annual fee of $120,000, $120,000, and $264,000, respectively.

ACCOUNTANTS

The firm of McCurdy & Associates CPA’s, Inc. of Westlake, Ohio has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2001. McCurdy & Associates CPA’s, Inc. performs and annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and independent auditor report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to shareholders for the period ended December 31, 2000. The Funds will provide the Annual Report without charge at written request or request by telephone

JOHNSON MUTUAL FUNDS TRUST

PART C. OTHER INFORMATION

Item 23 Exhibits

(a) Articles of Incorporation.

(i) Copy of Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 12, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant’s Declaration of Trust is filed herwith.

(b) By-Laws. Copy of Registrant’s By-Laws, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders- None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

(i) Copy of Registrant’s Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Growth Fund and Johnson Fixed Income Fund, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Registrant’s Management Agreement with its Adviser, Johnson Investment Counsel, Inc. for the Johnson Opportunity Fund and Johnson Municipal Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(iii) Copy of Registrant’s Management Agreement with Johnson Investment Counsel, Inc. for the Johnson Realty Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iv) Copy of Amendment to Registrant’s Management Agreement for the Johnson Growth Fund and Johnson Fixed Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.

(v) Copy of Amendment to Registrant’s Management Agreement for the Johnson Opportunity Fund and Johnson Municipal Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.

(vi) Copy of Amendment to Registrant’s Management Agreement for the Johnson Realty Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.

(vii) Copy of Registrant’s Management Agreement with Johnson Investment Counsel, Inc. for the JIC Institutional Bond Funds I, II, and III is filed herewith.

(e) Underwriting Contracts — None.

(f) Bonus or Profit Sharing Contracts — None.

(g) Custodian Agreements.

(i) Copy of Registrant’s Agreement with the Custodian, The Provident Bank, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Amended Schedule of Custodian Fees, which was filed as an exhibit to Registrants Post-Effective Amendment No. 7, is hereby incorporated by reference.

(h) Other Material Contracts -None.

(i) Legal Opinion.

(i) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., is filed herewith.

(j) Other Opinions — Consent of Independent Public accountants is filed herewith.

(k) Omitted Financial Statements- None.

(l) Initial Capital Agreements.

(i) Copy of Letter of Initial Stockholder for the Growth Fund and the Fixed Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Copy of Letter of Initial Stockholder for the Opportunity Fund and the Municipal Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference

(m) Rule 12b-1 Plan – None.

(n) Rule 18f-3 Plan – None.

(o) Reserved.

(p) Code of Ethics. Copy of Registrant’s (and Adviser’s) Code of Ethics, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 12, is hereby incorporated by reference.

(q) Power of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect there to, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 7, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers of Registrant, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 7, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant

(a) As of March 31, 2001, Johnson Investment Counsel, Inc., an Ohio corporation, the Johnson Investment Counsel, Inc. Profit Sharing Plan, discretionary accounts of Johnson Investment Counsel, Inc., and other accounts which its officers and/or employees may control, may be deemed to control the Opportunity Fund, the Realty Fund, the Fixed Income Fund and the Municipal Income Fund as a result of their beneficial ownership of those Funds.

(b) As of March 31, 2001, Covey and Company, an Illinois cooperation, may be deemed to control the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III as a result of their beneficial ownership of those Funds.

(c) Johnson Financial Services, Inc. and Johnson Trust Company are wholly owned subsidiaries of Johnson Investment Counsel, Inc., and therefore may be deemed to be under common control with the Registrant.

Item 25. Indemnification

(a) Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

      Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and Officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or Officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

      Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

      Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and Officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      The registrant may not pay for insurance which protects the Trustees and Officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant maintains a standard mutual fund investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and Officers, and its Adviser, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Fund Accounting Agreement, Administration Agreement and Transfer Agency Agreement (collectively, the “Agreements”) with Johnson Financial, Inc. (“JFI”), each Fund has agreed to indemnify and hold harmless JFI, its employees, agents, directors, officers, and nominees from and against any and all claims, demands, losses, damages, costs, charges, counsel fees, and other expenses of every nature and character arising out of or in any way relating to JFI’s actions taken or nonactions with respect to the performance of services under the Agreements with respect to each Fund, if applicable, upon reasonable reliance on information, records, instructions, or requests with respect to a Fund given or made to JFI by an authorized representative of the Trust, the investment adviser, and on records provided by any transfer agent or custodian. JFI has assumed no responsibility or liability for any acts, errors, or omissions that may have occurred prior to JFI’s acceptance of the duties and responsibilities set forth in the Agreements. The Trust has agreed to indemnify and hold JFI harmless from all claims, lawsuits, damages, assessments, and the like which are attributable to or caused by any service provider previously engaged by the Trust to perform similar duties for the Trust as are described in the Agreements. The indemnification shall not, however, apply to actions or omissions of JFI in case of its own bad faith, willful misfeasance, negligence, or from reckless disregard by it of its obligations and duties.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Johnson Mutual Funds Trust in the successful defense of any action, suit or proceedings) in asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(A) Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (the “Adviser”) is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(2) The following list sets forth the business and other connections of the Directors and Officers of Johnson Investment Counsel, Inc. during the past two years.

(a) Timothy E. Johnson

(i) President, Director and Treasurer of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(ii) President and a Trustee of Johnson Mutual Funds Trust, 3777 West Fork Road, Cincinnati, Ohio 45247.

(ii) President of Johnson Financial Services, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(iii) President, Director, Chief Financial Officer, Chief Trust Officer and Treasurer of Johnson Trust Company, 3777 West Fork Road, Cincinnati, Ohio 45247.

(b) Janet L. Johnson

(i) Vice President, Secretary and Director of Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

(ii) Vice President, Secretary and Director of Johnson Financial Services, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247.

Item 27. Principal Underwriters — None.

Item 28. Location of Accounts and Records

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant and Transfer Agent at, 3777 West Fork Road, Cincinnati, Ohio 45247, or by The Provident Bank, the Registrant’s custodian at One East Fourth Street, Cincinnati, Ohio 45202.

Item 29. Management Services Not Discussed in Parts A or B — None.

Item 30. Undertakings — None.

POST-EFFECTIVE AMENDMENT CERTIFICATION OF EFFECTIVENESS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 25th day of April  , 2001.

JOHNSON MUTUAL FUNDS TRUST

By:	/s/

TIMOTHY E. JOHNSON President

By:	/s/

DIANNA J. ROSENBERGER Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RONALD H. McSWAIN	TRUSTEE	)
		)	By:	/s/_________________

		)	TIMOTHY E. JOHNSON

		)		Attorney-In-Fact

)

KENNETH S. SHULL	TRUSTEE	)		April 18, 2001

)

)

)

)

JOHN W. CRAIG	TRUSTEE	)

_________/s/_______________

TIMOTHY E JOHNSON

Trustee and President

_________/s/_______________

DIANNA J. ROSENBERGER

Treasurer and Chief Financial Officer

POST-EFFECTIVE AMENDMENT

EXHIBIT INDEX

1.	Amendment No. 3 to Declaration of Trust	EX-99.23.a.iv
2.	Copy of Management Agreement	EX-99.23.d.vii

3.	Opinion and Consent of Brown, Cummins & Brown Co., L.P.A.	EX-99.23.i.i

4.	Consent of Independent Public Accountants	EX-99.23.j